Parent Company (Balance Sheet) (Details) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Net investment held for sale	[1]	$ 8,558		$ 8,016
Other assets	[2]	32,202		34,408
Total assets		410,295		382,315
Subordinated debt		6,134		5,895
Total liabilities		360,952		334,545
Shareholders’ equity		49,314		47,728
Total liabilities and equity		410,295		382,315
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash held at banking subsidiary		6		6
Restricted deposits with banking subsidiary		175		175
Nonrestricted interest-earning deposits		7,024		4,655
Net investment held for sale		6,772	[1]	6,240
Loans with affiliates		730		1,397
Other assets		1,512		1,159
Total assets		60,155		55,141
Subordinated debt		986		1,652
Senior debt (a)		8,849		5,061
Other borrowed funds from affiliates		307		79
Accrued expenses and other liabilities		699		619
Total liabilities		10,841		7,411
Shareholders’ equity		49,314		47,730
Total liabilities and equity		60,155		55,141
Parent Company | Bank Subsidiaries And Bank Holding Company
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries		41,882		39,623
Parent Company | Non Bank Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries		$ 2,054		$ 1,886

[1]	Represents our held for sale investment in BlackRock.
[2]
Our consolidated assets included the following for which we have elected the fair value option: Loans held for sale of $1.1 billion, Loans of $.7 billion, and Other assets of
$.1 billion at December 31, 2019 and Loans held for sale of $.9 billion, Loans of $.8 billion, and Other assets of $.2 billion at December 31, 2018.